DERIVATIVE WARRANTS LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Outstanding at January 1	$ 0
Changes in fair value	(798)	$ (2,313)	$ 0
Outstanding at December 31	202	0
Investor [Member]
Class of Warrant or Right [Line Items]
Outstanding at January 1	0	0
Issued to investors	1,000	3,786
Exercised	0	(1,473)
Changes in fair value	(798)	(2,313)
Outstanding at December 31	$ 202	$ 0	$ 0